Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Liabilities Designated at Fair Value through Profit or Loss

	12/31/2021			12/31/2020
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	16	98	114	11	132	143

Total	16	98	114	11	132	143